Financial instruments (Detail 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	R$ 170,897	R$ 131,260	R$ 117,553
Credit Card Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance of Expected Credit Loss Acquistion	(38,728)	(13,059)
Loans Operations Stage 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	(150,947)	(76,754)	(57,776)
Allowance of Expected Credit Loss Acquistion	(285,372)	(68,304)
Allowance of Expected Credit Loss Transfer to stage 2	216,928	48,779
Allowance of Expected Credit Loss Transfer to stage 3	29,151	5,500
Allowance of Expected Credit Loss Cure from stage 2	(33,312)	(4,761)
Allowance of Expected Credit Loss Cure from stage 3	(1,588)	(192)
Allowance for write-off	0	0
Loans Operations Stage 1 [Member] | Merchant portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	(127,370)	(68,949)	(57,576)
Allowance of Expected Credit Loss Acquistion	(251,172)	(55,539)
Allowance of Expected Credit Loss Transfer to stage 2	194,834	43,623
Allowance of Expected Credit Loss Transfer to stage 3	27,814	5,097
Allowance of Expected Credit Loss Cure from stage 2	(28,605)	(4,389)
Allowance of Expected Credit Loss Cure from stage 3	(1,292)	(165)
Allowance for write-off	0	0
Loans Operations Stage 1 [Member] | Credit Card Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	(23,577)	(7,805)	(200)
Allowance of Expected Credit Loss Acquistion	(34,200)	(12,765)
Allowance of Expected Credit Loss Transfer to stage 2	22,094	5,156
Allowance of Expected Credit Loss Transfer to stage 3	1,337	403
Allowance of Expected Credit Loss Cure from stage 2	(4,707)	(372)
Allowance of Expected Credit Loss Cure from stage 3	(296)	(27)
Allowance for write-off	0	0
Loans Operations Stage 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	(58,176)	(23,457)	(3,445)
Allowance of Expected Credit Loss Acquistion	12,420	(18,837)
Allowance of Expected Credit Loss Transfer to stage 3	140,336	43,195
Transfer from stage 1	(216,928)	(48,779)
Cure to stage 1	33,312	4,761
Allowance of Expected Credit Loss Cure from stage 3	(3,859)	(352)
Allowance for write-off	0	0
Loans Operations Stage 2 [Member] | Merchant portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	(52,348)	(19,587)	(3,445)
Allowance of Expected Credit Loss Acquistion	13,055	(18,465)
Allowance of Expected Credit Loss Transfer to stage 3	124,000	41,884
Transfer from stage 1	(194,834)	(43,623)
Cure to stage 1	28,605	4,389
Allowance of Expected Credit Loss Cure from stage 3	(3,587)	(327)
Allowance for write-off	0	0
Loans Operations Stage 2 [Member] | Credit Card Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	(5,828)	(3,870)	0
Allowance of Expected Credit Loss Acquistion	(635)	(372)
Allowance of Expected Credit Loss Transfer to stage 3	16,336	1,311
Transfer from stage 1	(22,094)	(5,156)
Cure to stage 1	4,707	372
Allowance of Expected Credit Loss Cure from stage 3	(272)	(25)
Allowance for write-off	0	0
Loans Operations Stage 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	(180,559)	(44,301)	(840)
Allowance of Expected Credit Loss Acquistion	(39,364)	(2,636)
Allowance of Expected Credit Loss Transfer to stage 2		(43,195)
Transfer from stage 1	(29,151)	(5,500)
Allowance of Expected Credit Loss Transfer from stage 2	(140,336)
Cure to stage 1	1,588	192
Allowance of Expected Credit Loss Cure to stage 2	3,859
Allowance of Expected Credit Loss Cure from stage 2		352
Allowance for write-off	67,146	7,326
Loans Operations Stage 3 [Member] | Merchant portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	(161,263)	(42,717)	(840)
Allowance of Expected Credit Loss Acquistion	(35,471)	(2,714)
Allowance of Expected Credit Loss Transfer to stage 2		(41,884)
Transfer from stage 1	(27,814)	(5,097)
Allowance of Expected Credit Loss Transfer from stage 2	(124,000)
Cure to stage 1	1,292	165
Allowance of Expected Credit Loss Cure to stage 2	3,587
Allowance of Expected Credit Loss Cure from stage 2		327
Allowance for write-off	63,860	7,326
Loans Operations Stage 3 [Member] | Credit Card Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	(19,296)	(1,584)	0
Allowance of Expected Credit Loss Acquistion	(3,893)	78
Allowance of Expected Credit Loss Transfer to stage 2		(1,311)
Transfer from stage 1	(1,337)	(403)
Allowance of Expected Credit Loss Transfer from stage 2	(16,336)
Cure to stage 1	296	27
Allowance of Expected Credit Loss Cure to stage 2	272
Allowance of Expected Credit Loss Cure from stage 2		25
Allowance for write-off	3,286	0
Consolidated 3 stages [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	(389,682)	(144,512)	(62,061)
Allowance of Expected Credit Loss Acquistion	(312,316)	(89,777)
Allowance for write-off	67,146	7,326
Consolidated 3 stages [Member] | Merchant portfolio [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	(340,981)	(131,253)	(61,861)
Allowance of Expected Credit Loss Acquistion	(273,588)	(76,718)
Allowance for write-off	63,860	7,326
Consolidated 3 stages [Member] | Credit Card Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses	(48,701)	(13,259)	R$ (200)
Allowance for write-off	R$ 3,286	R$ 0